Goodwill - Schedule of Goodwill (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill, beginning balance	$ 4,753,454
Transfer
Exchange rate adjustment	(311,087)
Impairment	4,442,367
Goodwill, ending balance
CBT Segment [Member]
Goodwill, beginning balance	4,753,454
Transfer
Exchange rate adjustment	(311,087)
Impairment	(4,442,367)
Goodwill, ending balance
TIT Segment [Member]
Goodwill, beginning balance
Transfer
Exchange rate adjustment
Impairment
Goodwill, ending balance